PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Land		$ 3,105		$ 3,105
Buildings		9,068		9,104
Furniture and equipment		3,592		3,424
Leasehold improvements		29		29
Construction in progress		0		19
Property, Plant and Equipment, Gross		15,794		15,681
Less accumulated depreciation		4,855		4,438
Total	$ 10,882	$ 10,939	[1]	$ 11,243

[1]	Derived from audited consolidated financial statements.